INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Income tax provision	$ 98,248	$ 217,336	$ 897,753	$ 325,757	$ 783,546
Effective tax rate (in percent)	(936.53%)	9.00%	(20.07%)	2.40%	4.74%	0.00%
Statutory U.S. federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%